CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Class B Common Stock	Class A Common Stock	Convertible Preferred Stock Cepton Technologies, Inc	Class F Stock Cepton Technologies, Inc	Common Stock Cepton Technologies, Inc	Additional Paid-in Capital Cepton Technologies, Inc	Additional Paid-in Capital	Accumulated Earnings (Deficit) Cepton Technologies, Inc	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Gain (Loss) Cepton Technologies, Inc	Cepton Technologies, Inc	Total
Balance at Dec. 31, 2018			$ 46,847,000			$ 469,000		$ (21,806,000)			$ (21,337,000)
Balance (in Shares) at Dec. 31, 2018			15,342,075	8,402,000	26,868,958
Issuance of common stock upon exercise of stock options						30,000					$ 30,000
Issuance of common stock upon exercise of stock options (in Shares)					135,833						135,833
Stock-based compensation						749,000					$ 749,000
Warrant issuance						88,000					88,000
Foreign currency translation adjustment										(10,000)	(10,000)
Net income (loss)								(16,757,000)			(16,757,000)
Balance at Dec. 31, 2019			$ 46,847,000			1,336,000		(38,563,000)		(10,000)	(37,237,000)
Balance (in Shares) at Dec. 31, 2019			15,342,075	8,402,000	27,004,791
Balance at Mar. 31, 2019	$ 431						$ 139,269		$ (136,942)			$ 2,758
Balance (in Shares) at Mar. 31, 2019	4,312,500
Contribution from stockholder							9,000					9,000
Net income (loss)									(9,715)			(9,715)
Balance at Mar. 31, 2020	$ 431						148,269		(146,657)			2,043
Balance (in Shares) at Mar. 31, 2020	4,312,500
Balance at Dec. 31, 2019			$ 46,847,000			1,336,000		(38,563,000)		(10,000)	(37,237,000)
Balance (in Shares) at Dec. 31, 2019			15,342,075	8,402,000	27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs			$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)			6,299,559
Issuance of common stock upon exercise of stock options						13,000					13,000
Issuance of common stock upon exercise of stock options (in Shares)					57,500
Stock-based compensation						391,000					391,000
Unrealized gain on available-for-sale, net of tax										4,000	4,000
Foreign currency translation adjustment										(4,000)	(4,000)
Net income (loss)								(8,912,000)			(8,912,000)
Balance at Jun. 30, 2020	$ 431		$ 99,470,000			1,740,000	148,269	(47,475,000)	(146,657)	(10,000)	(45,745,000)	2,043
Balance (in Shares) at Jun. 30, 2020	4,312,500		21,641,634	8,402,000	27,062,291
Balance at Dec. 31, 2019			$ 46,847,000			1,336,000		(38,563,000)		(10,000)	(37,237,000)
Balance (in Shares) at Dec. 31, 2019			15,342,075	8,402,000	27,004,791
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs			$ 52,623,000
Issuance of Series C convertible preferred stock in exchange for cash, net of issuance costs (in Shares)			6,299,559
Stock transfer
Stock transfer (in Shares)			29,857	(29,857)
Issuance of common stock upon exercise of stock options						225,000					$ 225,000
Issuance of common stock upon exercise of stock options (in Shares)					180,091						305,091
Stock-based compensation						725,000					$ 725,000
Unrealized gain on available-for-sale, net of tax										3,000	3,000
Foreign currency translation adjustment										(11,000)	(11,000)
Net income (loss)								(19,634,000)			(19,634,000)
Balance at Dec. 31, 2020			$ 99,470,000			2,286,000		(58,197,000)		(18,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020			21,671,491	8,372,143	27,184,882
Balance at Mar. 31, 2020	$ 431						148,269		(146,657)			2,043
Balance (in Shares) at Mar. 31, 2020	4,312,500
Net income (loss)
Balance at Jun. 30, 2020	$ 431		$ 99,470,000			1,740,000	148,269	(47,475,000)	(146,657)	(10,000)	(45,745,000)	2,043
Balance (in Shares) at Jun. 30, 2020	4,312,500		21,641,634	8,402,000	27,062,291
Balance at Mar. 31, 2020	$ 431						148,269		(146,657)			2,043
Balance (in Shares) at Mar. 31, 2020	4,312,500
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability		$ 1,725					161,889,525					$ 161,891,250
Sale of 17,250,000 Units on February 2, 2021, net of warrant liability (in Shares)		17,250,000										17,250,000
Offering costs charged to shareholders’ equity							(4,004,071)					$ (4,004,071)
Class A common stock subject to possible redemption		$ (1,612)					(161,153,318)					(161,154,930)
Class A common stock subject to possible redemption (in Shares)		(16,115,493)
Contribution from stockholder							4,086					4,086
Net income (loss)									8,261,624			8,261,624
Balance at Mar. 31, 2021	$ 431	$ 113							4,999,458			5,000,002
Balance (in Shares) at Mar. 31, 2021	4,312,500	1,134,507
Balance at Dec. 31, 2020			$ 99,470,000			2,286,000		(58,197,000)		(18,000)	(55,929,000)
Balance (in Shares) at Dec. 31, 2020			21,671,491	8,372,143	27,184,882
Issuance of common stock upon exercise of stock options						334,000					$ 334,000
Issuance of common stock upon exercise of stock options (in Shares)					228,102						190,602
Stock-based compensation						2,077,000					$ 2,077,000
Unrealized gain on available-for-sale, net of tax										(4,000)	(4,000)
Foreign currency translation adjustment										(12,000)	(12,000)
Net income (loss)								(18,561,000)			(18,561,000)
Balance at Jun. 30, 2021	$ 431	$ 128	$ 99,470,000			4,697,000	1,525,445	(76,758,000)	3,473,997	(34,000)	(72,095,000)	5,000,001
Balance (in Shares) at Jun. 30, 2021	4,312,500	1,287,053	21,671,491	8,372,143	27,412,984
Balance at Mar. 31, 2021	$ 431	$ 113							4,999,458			5,000,002
Balance (in Shares) at Mar. 31, 2021	4,312,500	1,134,507
Class A common stock subject to possible redemption		$ 15					1,525,445					1,525,460
Class A common stock subject to possible redemption (in Shares)		152,546
Net income (loss)									(1,525,461)			(1,525,461)
Balance at Jun. 30, 2021	$ 431	$ 128	$ 99,470,000			$ 4,697,000	$ 1,525,445	$ (76,758,000)	$ 3,473,997	$ (34,000)	$ (72,095,000)	$ 5,000,001
Balance (in Shares) at Jun. 30, 2021	4,312,500	1,287,053	21,671,491	8,372,143	27,412,984